CUSTOMER DEPOSITS	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Customer Advances and Deposits, Current [Abstract]
Customer Advances And Deposits Current [Text Block]

NOTE 7 — CUSTOMER DEPOSITS

Based on the sales contract, certain sales distributors of the Company are required to make security deposits. As of June 30, 2014 and September 30, 2013, the Company had customer deposits of $1,517,651 and $0, respectively.

Note 8 – CUSTOMER DEPOSITS

Based on the sales contract, the Company’s sales distributors are required to make security deposits. As of September 30, 2013 and 2012, the Company had customer deposits of $0 and $1,393,040, respectively.